LVIP JPMorgan High Yield Fund
Schedule of Investments
September 30, 2021 (unaudited)
	Principal Amount°	Value (U.S. $)
CONVERTIBLE BONDS–0.19%
DISH Network 3.38% exercise price $3.38, maturity date 8/15/26	1,404,000	$ 1,459,458
Liberty Interactive
3.75% exercise price $3.75, maturity date 2/15/30	129,431	100,471
4.00% exercise price $4.00, maturity date 11/15/29	175,696	137,043
Total Convertible Bonds (Cost $1,422,710)		1,696,972
CORPORATE BONDS–85.68%
Advertising–0.63%
Clear Channel Outdoor Holdings
7.50% 6/1/29	1,762,000	1,832,480
7.75% 4/15/28	1,040,000	1,094,600
Lamar Media 4.88% 1/15/29	865,000	916,900
Midas OpCo Holdings 5.63% 8/15/29	665,000	688,109
National CineMedia 5.88% 4/15/28	490,000	448,350
Outfront Media Capital 5.00% 8/15/27	540,000	553,851
		5,534,290
Aerospace & Defense–1.07%
Bombardier
7.13% 6/15/26	330,000	346,500
7.50% 12/1/24	1,457,000	1,515,280
7.50% 3/15/25	465,000	474,867
Howmet Aerospace
5.90% 2/1/27	376,000	441,800
6.75% 1/15/28	1,400,000	1,704,500
6.88% 5/1/25	30,000	35,101
Rolls-Royce 5.75% 10/15/27	545,000	602,225
Spirit AeroSystems
5.50% 1/15/25	470,000	497,025
7.50% 4/15/25	920,000	974,050
TransDigm 6.25% 3/15/26	2,499,000	2,605,207
Triumph Group 8.88% 6/1/24	91,000	100,100
		9,296,655
Airlines–0.96%
American Airlines
5.50% 4/20/26	1,320,000	1,387,650
5.75% 4/20/29	1,144,000	1,232,660
Delta Air Lines
4.50% 10/20/25	725,000	775,750
4.75% 10/20/28	1,015,000	1,131,725
Mileage Plus Holdings 6.50% 6/20/27	1,747,500	1,900,266
United Airlines 4.38% 4/15/26	1,106,000	1,135,033
United Airlines Holdings 4.88% 1/15/25	772,000	791,300
		8,354,384
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Apparel–0.08%
William Carter 5.63% 3/15/27	685,000	$ 710,105
		710,105
Auto Manufacturers–2.47%
Allison Transmission
3.75% 1/30/31	662,000	643,795
5.88% 6/1/29	95,000	103,365
Ford Motor
8.50% 4/21/23	756,000	831,555
9.00% 4/22/25	656,000	788,860
9.63% 4/22/30	814,000	1,152,197
Ford Motor Credit
2.70% 8/10/26	376,000	376,752
3.37% 11/17/23	330,000	338,217
3.38% 11/13/25	1,003,000	1,030,582
3.82% 11/2/27	871,000	903,662
4.00% 11/13/30	1,127,000	1,172,080
4.13% 8/4/25	450,000	475,875
4.13% 8/17/27	2,028,000	2,150,694
4.27% 1/9/27	1,230,000	1,308,941
4.39% 1/8/26	725,000	773,031
4.54% 8/1/26	3,515,000	3,790,330
4.69% 6/9/25	1,315,000	1,407,050
5.13% 6/16/25	1,658,000	1,801,002
JB Poindexter 7.13% 4/15/26	765,000	805,163
PM General Purchaser 9.50% 10/1/28	901,000	951,114
Wabash National 4.50% 10/15/28	731,000	730,086
		21,534,351
Auto Parts & Equipment–2.66%
Adient 9.00% 4/15/25	468,000	505,440
Adient Global Holdings 4.88% 8/15/26	1,120,000	1,146,622
Allison Transmission 4.75% 10/1/27	2,926,000	3,043,040
American Axle & Manufacturing
5.00% 10/1/29	993,000	966,388
6.25% 3/15/26	1,317,000	1,353,217
6.50% 4/1/27	1,222,000	1,273,935
6.88% 7/1/28	1,119,000	1,193,134
Clarios Global
6.25% 5/15/26	405,000	425,513
6.75% 5/15/25	936,000	987,480
8.50% 5/15/27	500,000	531,875
Cooper-Standard Automotive
5.63% 11/15/26	2,560,000	2,089,344
13.00% 6/1/24	1,187,000	1,305,700
Dana
5.38% 11/15/27	1,895,000	1,996,856
5.63% 6/15/28	239,000	257,367
Dornoch Debt Merger Sub 6.63% 10/15/29	860,000	860,000
LVIP JPMorgan High Yield Fund–1

LVIP JPMorgan High Yield Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Auto Parts & Equipment (continued)
Goodyear Tire & Rubber
5.00% 7/15/29	942,000	$ 999,698
5.25% 4/30/31	1,239,000	1,331,491
5.25% 7/15/31	236,000	251,340
Tenneco
5.00% 7/15/26	910,000	896,255
5.13% 4/15/29	742,000	758,695
5.38% 12/15/24	445,000	443,754
7.88% 1/15/29	480,000	535,800
		23,152,944
Banks–0.74%
μBank of America
6.10% 3/17/25	1,396,000	1,556,721
6.25% 9/5/24	845,000	929,500
μBarclays
7.75% 9/15/23	527,000	574,430
8.00% 6/15/24	996,000	1,124,862
μCitigroup
5.95% 5/15/25	370,000	403,763
6.25% 8/15/26	1,070,000	1,238,750
μCredit Agricole 8.13% 12/23/25	494,000	596,505
		6,424,531
Beverages–0.18%
Triton Water Holdings 6.25% 4/1/29	1,586,000	1,611,773
		1,611,773
Biotechnology–0.14%
Emergent BioSolutions 3.88% 8/15/28	850,000	826,625
Grifols Escrow Issuer 4.75% 10/15/28	426,000	435,053
		1,261,678
Building Materials–1.11%
APi Group 4.13% 7/15/29	625,000	612,406
Boise Cascade 4.88% 7/1/30	190,000	202,825
Builders FirstSource 4.25% 2/1/32	786,000	803,685
Forterra Finance 6.50% 7/15/25	575,000	615,250
Griffon 5.75% 3/1/28	1,610,000	1,690,500
JELD-WEN
4.88% 12/15/27	1,200,000	1,250,448
6.25% 5/15/25	520,000	548,600
Masonite International 5.38% 2/1/28	196,000	206,388
PGT Innovations 4.38% 10/1/29	526,000	529,945
Standard Industries
3.38% 1/15/31	470,000	447,299
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Building Materials (continued)
Standard Industries (continued)
4.75% 1/15/28	1,840,000	$ 1,909,000
5.00% 2/15/27	445,000	458,906
Summit Materials 5.25% 1/15/29	379,000	397,950
		9,673,202
Chemicals–2.43%
Axalta Coating Systems
3.38% 2/15/29	713,000	693,392
4.75% 6/15/27	2,024,000	2,110,020
Chemours 5.75% 11/15/28	1,488,000	1,558,234
CVR Partners
6.13% 6/15/28	796,000	834,805
9.25% 6/15/23	353,000	353,883
Element Solutions 3.88% 9/1/28	1,260,000	1,272,600
GCP Applied Technologies 5.50% 4/15/26	300,000	306,750
Hexion 7.88% 7/15/27	995,000	1,062,162
INEOS Group Holdings 5.63% 8/1/24	1,710,000	1,714,275
INEOS Quattro Finance 3.38% 1/15/26	992,000	1,001,920
NOVA Chemicals
4.25% 5/15/29	824,000	824,000
4.88% 6/1/24	1,406,000	1,469,270
5.00% 5/1/25	313,000	330,998
5.25% 6/1/27	881,000	925,601
Trinseo Materials Operating SCA
5.13% 4/1/29	1,457,000	1,467,927
5.38% 9/1/25	2,072,000	2,103,080
Valvoline 4.25% 2/15/30	570,000	590,976
Venator Finance Sarl 9.50% 7/1/25	815,000	901,594
WR Grace Holdings
4.88% 6/15/27	1,215,000	1,249,931
5.63% 8/15/29	396,000	407,884
		21,179,302
Commercial Services–3.47%
ADT Security
4.13% 8/1/29	1,110,000	1,103,218
4.88% 7/15/32	1,600,000	1,614,000
Allied Universal Holdco
4.63% 6/1/28	555,000	554,140
4.63% 6/1/28	863,000	860,307
6.63% 7/15/26	374,000	395,423
9.75% 7/15/27	373,000	405,815
Avis Budget Car Rental
5.38% 3/1/29	674,000	712,351
5.75% 7/15/27	892,000	929,723
5.75% 7/15/27	735,000	766,238
Brink's 4.63% 10/15/27	2,313,000	2,402,072

LVIP JPMorgan High Yield Fund–2

LVIP JPMorgan High Yield Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Commercial Services (continued)
CoreCivic 8.25% 4/15/26	1,045,000	$ 1,065,900
Garda World Security 6.00% 6/1/29	929,000	910,262
Gartner
3.63% 6/15/29	229,000	230,740
3.75% 10/1/30	385,000	396,242
4.50% 7/1/28	755,000	792,750
GW B-CR Security 9.50% 11/1/27	1,285,000	1,390,820
HealthEquity 4.50% 10/1/29	243,000	246,645
Herc Holdings 5.50% 7/15/27	1,562,000	1,638,889
Jaguar Holding
4.63% 6/15/25	309,000	320,974
5.00% 6/15/28	310,000	333,665
NESCO Holdings II 5.50% 4/15/29	503,000	521,712
Nielsen Finance 5.63% 10/1/28	900,000	933,750
Prime Security Services Borrower
3.38% 8/31/27	1,796,000	1,723,046
5.75% 4/15/26	772,000	835,119
Sabre GLBL
7.38% 9/1/25	1,170,000	1,246,986
9.25% 4/15/25	583,000	673,826
Service International
3.38% 8/15/30	556,000	554,874
4.00% 5/15/31	287,000	296,686
4.63% 12/15/27	75,000	78,656
5.13% 6/1/29	990,000	1,076,278
Team Health Holdings 6.38% 2/1/25	737,000	712,222
United Rentals North America
3.88% 2/15/31	807,000	827,175
4.88% 1/15/28	391,000	413,381
5.25% 1/15/30	2,310,000	2,529,450
5.50% 5/15/27	770,000	808,215
		30,301,550
Computers–1.46%
Ahead DB Holdings 6.63% 5/1/28	635,000	639,762
Booz Allen Hamilton
3.88% 9/1/28	741,000	759,614
4.00% 7/1/29	808,000	828,200
Dell International 7.13% 6/15/24	2,225,000	2,275,062
Dell International / EMC
6.10% 7/15/27	280,000	346,144
6.20% 7/15/30	280,000	358,196
Diebold Nixdorf 9.38% 7/15/25	155,000	169,629
Exela Intermediate 10.00% 7/15/23	1,850,000	1,433,750
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Computers (continued)
NCR
5.00% 10/1/28	486,000	$ 496,600
5.13% 4/15/29	851,000	877,594
5.75% 9/1/27	2,432,000	2,564,787
6.13% 9/1/29	1,105,000	1,198,925
Presidio Holdings 4.88% 2/1/27	505,000	521,413
Science Applications International 4.88% 4/1/28	285,000	294,533
		12,764,209
Cosmetics & Personal Care–0.29%
Coty 5.00% 4/15/26	660,000	674,210
Edgewell Personal Care
4.13% 4/1/29	450,000	449,302
5.50% 6/1/28	1,360,000	1,436,337
		2,559,849
Distribution/Wholesale–0.43%
Performance Food Group
5.50% 10/15/27	1,239,000	1,297,233
6.88% 5/1/25	195,000	206,700
Wolverine Escrow
8.50% 11/15/24	120,000	111,600
9.00% 11/15/26	2,083,000	1,924,171
13.13% 11/15/27	365,000	239,988
		3,779,692
Diversified Financial Services–1.64%
Ally Financial 5.75% 11/20/25	1,919,000	2,194,277
Avolon Holdings Funding 2.53% 11/18/27	796,000	782,868
Coinbase Global
3.38% 10/1/28	320,000	307,466
3.63% 10/1/31	320,000	304,200
•ILFC E-Capital Trust I 3.46% 12/21/65	640,000	518,400
•ILFC E-Capital Trust II 3.71% 12/21/65	1,566,000	1,305,652
Nationstar Mortgage Holdings
5.13% 12/15/30	640,000	641,414
5.50% 8/15/28	644,000	663,320
OneMain Finance
3.50% 1/15/27	305,000	305,137
4.00% 9/15/30	340,000	338,300
6.13% 5/15/22	740,000	759,425
6.13% 3/15/24	785,000	838,772
6.63% 1/15/28	410,000	471,500
7.13% 3/15/26	597,000	691,774
Park Aerospace Holdings 5.50% 2/15/24	280,000	305,549
Rocket Mortgage
2.88% 10/15/26	704,000	687,949
3.63% 3/1/29	807,000	816,079

LVIP JPMorgan High Yield Fund–3

LVIP JPMorgan High Yield Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Diversified Financial Services (continued)
Rocket Mortgage (continued)
3.88% 3/1/31	143,000	$ 144,251
4.00% 10/15/33	237,000	235,223
5.25% 1/15/28	1,843,000	1,985,832
		14,297,388
Electric–1.05%
Calpine
4.63% 2/1/29	1,106,000	1,089,410
5.00% 2/1/31	557,000	557,000
Clearway Energy Operating 5.00% 9/15/26	682,000	699,937
NextEra Energy Operating Partners 4.25% 9/15/24	89,000	93,895
NRG Energy
3.38% 2/15/29	400,000	394,772
3.63% 2/15/31	411,000	403,705
3.88% 2/15/32	620,000	613,025
5.25% 6/15/29	845,000	898,869
5.75% 1/15/28	143,000	152,116
6.63% 1/15/27	1,314,000	1,361,238
PG&E
5.00% 7/1/28	803,000	818,056
5.25% 7/1/30	199,000	203,726
Pike 5.50% 9/1/28	641,000	653,211
=Texas Competitive Electric Holdings Escrow 1.00% 10/20/99	6,255,000	9,383
Vistra Operations
4.38% 5/1/29	516,000	519,163
5.00% 7/31/27	280,000	289,100
5.63% 2/15/27	425,000	439,900
		9,196,506
Electrical Components & Equipment–0.68%
Energizer Holdings
4.38% 3/31/29	2,206,000	2,189,333
4.75% 6/15/28	1,097,000	1,115,918
WESCO Distribution
7.13% 6/15/25	1,152,000	1,229,334
7.25% 6/15/28	1,232,000	1,364,440
		5,899,025
Electronics–0.74%
Imola Merger 4.75% 5/15/29	3,462,000	3,581,503
Sensata Technologies
3.75% 2/15/31	546,000	549,735
4.00% 4/15/29	832,000	846,934
4.88% 10/15/23	435,000	462,731
5.00% 10/1/25	391,000	430,589
5.63% 11/1/24	531,000	587,706
		6,459,198
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Engineering & Construction–0.43%
Global Infrastructure Solutions 5.63% 6/1/29	793,000	$ 811,160
MasTec 4.50% 8/15/28	1,940,000	2,024,875
Weekley Homes 4.88% 9/15/28	841,000	874,640
		3,710,675
Entertainment–2.95%
AMC Entertainment Holdings
10.50% 4/24/26	449,000	482,114
@12.00% 6/15/26	940,347	909,786
Boyne USA 4.75% 5/15/29	659,000	680,417
Caesars Entertainment
4.63% 10/15/29	635,000	642,938
8.13% 7/1/27	291,000	327,149
Cedar Fair
5.25% 7/15/29	205,000	210,125
5.38% 4/15/27	67,000	68,843
5.50% 5/1/25	1,931,000	2,005,826
Cinemark 5.25% 7/15/28	510,000	502,350
Cinemark USA 8.75% 5/1/25	407,000	436,508
Downstream Development Authority of the Quapaw Tribe of Oklahoma 10.50% 2/15/23	1,233,000	1,288,485
International Game Technology
4.13% 4/15/26	350,000	363,780
5.25% 1/15/29	376,000	401,858
6.50% 2/15/25	1,439,000	1,605,852
Live Nation Entertainment
3.75% 1/15/28	564,000	560,651
4.75% 10/15/27	1,165,000	1,183,914
4.88% 11/1/24	649,000	656,249
5.63% 3/15/26	1,402,000	1,451,070
6.50% 5/15/27	2,710,000	2,981,000
Six Flags Entertainment
4.88% 7/31/24	1,970,000	1,988,469
5.50% 4/15/27	866,000	894,145
Six Flags Theme Parks 7.00% 7/1/25	962,000	1,024,530
Vail Resorts 6.25% 5/15/25	2,031,000	2,147,782
WMG Acquisition 3.00% 2/15/31	1,462,000	1,427,277
Wynn Resorts Finance 5.13% 10/1/29	1,485,000	1,496,137
		25,737,255
Environmental Control–0.75%
Clean Harbors 4.88% 7/15/27	735,000	762,563
GFL Environmental
3.75% 8/1/25	961,000	988,629
4.00% 8/1/28	1,155,000	1,146,337
4.38% 8/15/29	555,000	560,550
4.75% 6/15/29	684,000	702,810

LVIP JPMorgan High Yield Fund–4

LVIP JPMorgan High Yield Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Environmental Control (continued)
Harsco 5.75% 7/31/27	156,000	$ 161,655
Madison IAQ
4.13% 6/30/28	250,000	250,000
5.88% 6/30/29	1,030,000	1,037,725
Stericycle 3.88% 1/15/29	893,000	898,456
		6,508,725
Food–2.12%
B&G Foods 5.25% 4/1/25	1,724,000	1,765,117
Lamb Weston Holdings
4.88% 11/1/26	1,110,000	1,137,217
4.88% 5/15/28	448,000	492,464
New Albertsons
3.25% 3/15/26	699,000	709,485
3.50% 2/15/23	430,000	439,735
3.50% 3/15/29	1,426,000	1,423,112
4.63% 1/15/27	1,327,000	1,392,068
5.75% 3/15/25	301,000	306,990
5.88% 2/15/28	834,000	888,210
6.63% 6/1/28	569,000	623,055
7.45% 8/1/29	154,000	178,640
7.50% 3/15/26	1,361,000	1,469,880
7.75% 6/15/26	672,000	772,800
8.00% 5/1/31	644,000	785,680
Performance Food Group 4.25% 8/1/29	1,015,000	1,017,538
Post Holdings
5.50% 12/15/29	55,000	58,300
5.63% 1/15/28	965,000	1,013,829
5.75% 3/1/27	3,700,000	3,845,133
TreeHouse Foods 4.00% 9/1/28	132,000	129,185
		18,448,438
Food Service–0.11%
Aramark Services 5.00% 2/1/28	917,000	942,218
		942,218
Gas–0.22%
AmeriGas Partners
5.50% 5/20/25	680,000	751,264
5.63% 5/20/24	291,000	315,007
5.75% 5/20/27	520,000	587,600
5.88% 8/20/26	220,000	248,600
		1,902,471
Health Care Products–0.87%
Avantor Funding 4.63% 7/15/28	1,791,000	1,885,028
Hill-Rom Holdings 4.38% 9/15/27	375,000	392,119
Hologic 3.25% 2/15/29	2,184,000	2,185,037
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Health Care Products (continued)
Mozart Debt Merger
3.88% 4/1/29	1,769,000	$ 1,769,000
5.25% 10/1/29	1,376,000	1,376,000
		7,607,184
Health Care Services–7.43%
180 Medical 3.88% 10/15/29	486,000	486,000
Acadia Healthcare 5.00% 4/15/29	457,000	475,851
AHP Health Partners 5.75% 7/15/29	603,000	609,030
Catalent Pharma Solutions
3.13% 2/15/29	211,000	207,191
5.00% 7/15/27	142,000	147,503
Centene
4.25% 12/15/27	2,466,000	2,581,039
4.63% 12/15/29	5,127,000	5,587,405
CHS/Community Health Systems
5.63% 3/15/27	870,000	911,003
6.00% 1/15/29	435,000	461,100
Community Health Systems
4.75% 2/15/31	735,000	739,594
6.13% 4/1/30	636,000	618,017
8.00% 3/15/26	1,729,000	1,833,561
DaVita
3.75% 2/15/31	2,401,000	2,337,974
4.63% 6/1/30	585,000	601,737
Encompass Health
4.50% 2/1/28	3,401,000	3,511,532
4.75% 2/1/30	474,000	498,529
Envision Healthcare 8.75% 10/15/26	716,000	581,464
Global Medical Response 6.50% 10/1/25	940,000	971,725
HCA
3.50% 9/1/30	1,665,000	1,763,884
5.38% 2/1/25	5,506,000	6,152,955
5.38% 9/1/26	3,920,000	4,485,068
5.63% 9/1/28	812,000	966,036
5.88% 2/15/26	7,118,000	8,159,007
5.88% 2/1/29	200,000	240,338
IQVIA
5.00% 10/15/26	1,826,000	1,871,413
5.00% 5/15/27	1,259,000	1,307,698
Molina Healthcare 3.88% 11/15/30	752,000	785,840
Radiology Partners 9.25% 2/1/28	825,000	887,226
RP Escrow Issuer 5.25% 12/15/25	425,000	437,219
Syneos Health 3.63% 1/15/29	292,000	291,182
Tenet Healthcare
4.25% 6/1/29	790,000	801,850
4.63% 7/15/24	1,182,000	1,199,730

LVIP JPMorgan High Yield Fund–5

LVIP JPMorgan High Yield Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Health Care Services (continued)
Tenet Healthcare (continued)
4.63% 9/1/24	326,000	$ 333,335
4.63% 6/15/28	397,000	411,356
4.88% 1/1/26	4,225,000	4,372,537
5.13% 11/1/27	3,586,000	3,738,405
6.25% 2/1/27	2,750,000	2,853,125
7.50% 4/1/25	568,000	602,790
		64,821,249
Home Furnishings–0.23%
Tempur Sealy International
3.88% 10/15/31	473,000	473,591
4.00% 4/15/29	1,487,000	1,531,610
		2,005,201
Household Products Wares–0.84%
ACCO Brands 4.25% 3/15/29	2,130,000	2,138,733
Central Garden & Pet
4.13% 10/15/30	651,000	665,648
5.13% 2/1/28	2,367,000	2,497,185
Spectrum Brands
3.88% 3/15/31	357,000	360,714
5.00% 10/1/29	572,000	614,900
5.50% 7/15/30	840,000	930,300
5.75% 7/15/25	104,000	106,600
		7,314,080
Housewares–0.73%
CD&R Smokey Buyer 6.75% 7/15/25	1,152,000	1,218,787
Newell Brands
4.70% 4/1/26	1,463,000	1,613,001
4.88% 6/1/25	395,000	435,962
5.88% 4/1/36	250,000	310,513
Scotts Miracle-Gro
4.00% 4/1/31	819,000	817,460
4.38% 2/1/32	819,000	825,654
4.50% 10/15/29	1,079,000	1,127,555
		6,348,932
Internet–1.44%
Arches Buyer
4.25% 6/1/28	744,000	754,330
6.13% 12/1/28	423,000	431,113
Millennium Escrow 6.63% 8/1/26	850,000	875,458
Netflix
4.88% 4/15/28	2,500,000	2,881,250
4.88% 6/15/30	1,360,000	1,601,400
5.38% 11/15/29	1,105,000	1,338,431
5.88% 11/15/28	648,000	794,059
Photo Holdings Merger Sub 8.50% 10/1/26	1,975,000	2,135,469
TripAdvisor 7.00% 7/15/25	68,000	72,080
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Internet (continued)
Uber Technologies 4.50% 8/15/29	1,704,000	$ 1,715,715
		12,599,305
Iron & Steel–0.58%
Allegheny Technologies
4.88% 10/1/29	415,000	416,556
5.13% 10/1/31	310,000	312,387
5.88% 12/1/27	565,000	597,488
Big River Steel / BRS Finance 6.63% 1/31/29	699,000	755,794
Carpenter Technology 6.38% 7/15/28	573,000	616,371
Cleveland-Cliffs
4.63% 3/1/29	708,000	723,045
4.88% 3/1/31	643,000	663,897
United States Steel 6.88% 3/1/29	896,000	955,329
		5,040,867
Leisure Time–0.73%
Carnival
4.00% 8/1/28	786,000	793,860
10.50% 2/1/26	289,000	335,298
11.50% 4/1/23	95,000	106,044
Constellation Merger Sub 8.50% 9/15/25	962,000	933,140
Royal Caribbean Cruises
9.13% 6/15/23	179,000	194,538
10.88% 6/1/23	524,000	586,880
11.50% 6/1/25	906,000	1,033,746
Vista Outdoor 4.50% 3/15/29	2,356,000	2,389,149
		6,372,655
Lodging–1.49%
Hilton Domestic Operating
3.75% 5/1/29	335,000	338,350
4.00% 5/1/31	201,000	204,015
4.88% 1/15/30	722,000	774,533
5.38% 5/1/25	236,000	246,620
5.75% 5/1/28	659,000	709,743
Hilton Grand Vacations Borrower 6.13% 12/1/24	845,000	876,096
Hilton Worldwide Finance 4.88% 4/1/27	858,000	886,975
Marriott Ownership Resorts
4.50% 6/15/29	158,000	159,975
4.75% 1/15/28	45,000	45,900
6.13% 9/15/25	784,000	828,100
MGM Resorts International
4.63% 9/1/26	1,102,000	1,155,722
5.50% 4/15/27	1,266,000	1,373,610
5.75% 6/15/25	430,000	468,700
6.00% 3/15/23	1,255,000	1,327,087

LVIP JPMorgan High Yield Fund–6

LVIP JPMorgan High Yield Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Lodging (continued)
Station Casinos
4.50% 2/15/28	1,460,000	$ 1,483,141
5.00% 10/1/25	967,000	980,731
Wynn Las Vegas 5.50% 3/1/25	1,093,000	1,114,860
		12,974,158
Machinery Construction & Mining–0.26%
BWX Technologies
4.13% 6/30/28	686,000	704,008
4.13% 4/15/29	1,071,000	1,096,436
Terex 5.00% 5/15/29	457,000	473,566
		2,274,010
Machinery Diversified–0.16%
ATS Automation Tooling Systems 4.13% 12/15/28	321,000	329,195
RBS Global 4.88% 12/15/25	765,000	783,651
TK Elevator Holdco 7.63% 7/15/28	251,000	268,256
		1,381,102
Media–9.60%
Altice Financing 5.75% 8/15/29	1,129,000	1,093,583
CCO Holdings
4.25% 2/1/31	3,244,000	3,300,283
4.25% 1/15/34	1,245,000	1,233,328
4.75% 3/1/30	5,491,000	5,740,703
5.00% 2/1/28	3,001,000	3,132,744
5.13% 5/1/27	8,600,000	8,955,266
5.38% 6/1/29	1,228,000	1,326,240
5.50% 5/1/26	735,000	757,991
Clear Channel Worldwide Holdings 5.13% 8/15/27	2,666,000	2,758,803
CSC Holdings
4.50% 11/15/31	1,160,000	1,145,500
5.38% 2/1/28	800,000	836,000
5.88% 9/15/22	735,000	760,266
6.50% 2/1/29	3,580,000	3,876,961
6.75% 11/15/21	433,000	434,083
7.50% 4/1/28	615,000	664,678
Diamond Sports Group 5.38% 8/15/26	890,000	587,400
DISH DBS
5.00% 3/15/23	558,000	578,228
5.88% 7/15/22	132,000	136,043
5.88% 11/15/24	7,957,000	8,556,003
7.75% 7/1/26	2,740,000	3,094,076
Entercom Media 6.50% 5/1/27	761,000	778,381
GCI 4.75% 10/15/28	1,145,000	1,202,023
Gray Television
4.75% 10/15/30	600,000	589,500
5.88% 7/15/26	718,000	741,155
7.00% 5/15/27	112,000	120,120
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Media (continued)
iHeartCommunications
5.25% 8/15/27	613,000	$ 636,944
6.38% 5/1/26	797,062	841,020
8.38% 5/1/27	2,920,299	3,121,070
Liberty Interactive 8.25% 2/1/30	352,000	391,600
Mav Acquisition 5.75% 8/1/28	1,025,000	1,007,062
Meredith
6.50% 7/1/25	892,000	954,440
6.88% 2/1/26	1,418,000	1,464,085
Midcontinent Communications 5.38% 8/15/27	901,000	937,500
News 3.88% 5/15/29	690,000	708,975
Nexstar Media
4.75% 11/1/28	900,000	933,624
5.63% 7/15/27	4,302,000	4,551,408
Scripps Escrow 5.88% 7/15/27	192,000	197,040
Scripps Escrow II
3.88% 1/15/29	301,000	302,050
5.38% 1/15/31	291,000	286,097
Sinclair Television Group
4.13% 12/1/30	1,100,000	1,075,250
5.88% 3/15/26	84,000	85,785
Sirius XM Radio
4.00% 7/15/28	903,000	918,238
4.13% 7/1/30	285,000	286,322
5.00% 8/1/27	3,866,000	4,039,970
5.50% 7/1/29	1,825,000	1,973,281
TEGNA 5.50% 9/15/24	143,000	144,604
Univision Communications 4.50% 5/1/29	454,000	461,378
UPC Broadband Finco 4.88% 7/15/31	794,000	812,945
UPC Holding 5.50% 1/15/28	160,000	167,476
μViacomCBS
5.88% 2/28/57	887,000	898,132
6.25% 2/28/57	1,145,000	1,311,025
Videotron
5.13% 4/15/27	1,383,000	1,431,405
5.38% 6/15/24	798,000	867,825
Virgin Media Secured Finance 5.50% 5/15/29	456,000	480,624
		83,686,533
Metal Fabricate & Hardware–0.10%
Advanced Drainage Systems 5.00% 9/30/27	605,000	631,620
Roller Bearing of America 4.38% 10/15/29	211,000	216,275
		847,895

LVIP JPMorgan High Yield Fund–7

LVIP JPMorgan High Yield Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Mining–0.96%
Alcoa Nederland Holding 5.50% 12/15/27	789,000	$ 846,281
Arconic
6.00% 5/15/25	912,000	957,801
6.13% 2/15/28	1,229,000	1,302,765
FMG Resources 4.38% 4/1/31	564,000	582,809
Freeport-McMoRan
4.13% 3/1/28	1,140,000	1,181,325
4.38% 8/1/28	693,000	725,051
5.40% 11/14/34	150,000	180,188
5.45% 3/15/43	185,000	227,781
Kaiser Aluminum 4.50% 6/1/31	485,000	497,125
Novelis
3.25% 11/15/26	637,000	646,033
3.88% 8/15/31	318,000	314,518
4.75% 1/30/30	890,000	936,903
		8,398,580
Office Business Equipment–0.23%
CDW
3.25% 2/15/29	489,000	501,225
4.25% 4/1/28	1,000,000	1,044,225
5.50% 12/1/24	435,000	479,044
		2,024,494
Oil & Gas–4.97%
Antero Resources
5.38% 3/1/30	341,000	359,124
7.63% 2/1/29	400,000	447,200
8.38% 7/15/26	817,000	925,440
Apache
4.63% 11/15/25	146,000	156,950
4.88% 11/15/27	146,000	159,216
Baytex Energy 8.75% 4/1/27	1,280,000	1,321,600
California Resources 7.13% 2/1/26	907,000	957,162
Callon Petroleum
6.13% 10/1/24	385,000	378,351
6.38% 7/1/26	228,000	218,125
Chesapeake Energy
5.50% 2/1/26	643,000	671,935
5.88% 2/1/29	304,000	324,809
CNX Resources 6.00% 1/15/29	493,000	521,347
Colgate Energy Partners 5.88% 7/1/29	209,000	210,568
Comstock Resources
5.88% 1/15/30	534,000	555,360
6.75% 3/1/29	1,682,000	1,816,560
7.50% 5/15/25	572,000	594,640
Continental Resources 5.75% 1/15/31	1,185,000	1,432,369
Devon Energy 5.88% 6/15/28	524,000	577,592
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Oil & Gas (continued)
Encino Acquisition Partners Holdings 8.50% 5/1/28	1,530,000	$ 1,564,425
Endeavor Energy Resources 6.63% 7/15/25	481,000	506,854
EQT
3.13% 5/15/26	421,000	431,576
3.63% 5/15/31	345,000	359,490
3.90% 10/1/27	465,000	503,237
5.00% 1/15/29	320,000	360,304
6.63% 2/1/25	350,000	400,593
Esc Gcb Gulfport Energy
6.00% 10/15/24	1,110,000	61,050
6.38% 5/15/25	196,000	10,780
6.38% 1/15/26	1,155,000	63,525
Gulfport Energy Operating 8.00% 5/17/26	721,850	788,621
MEG Energy
6.50% 1/15/25	637,000	655,454
7.13% 2/1/27	1,327,000	1,393,098
Nabors Industries
5.75% 2/1/25	465,000	429,660
7.25% 1/15/26	355,000	345,273
Oasis Petroleum 6.38% 6/1/26	398,000	416,905
Occidental Petroleum
3.40% 4/15/26	1,720,000	1,764,084
3.50% 6/15/25	245,000	254,653
5.50% 12/1/25	510,000	564,825
5.88% 9/1/25	559,000	626,499
6.13% 1/1/31	879,000	1,055,218
6.38% 9/1/28	623,000	728,910
6.63% 9/1/30	479,000	590,367
8.00% 7/15/25	1,305,000	1,558,170
8.50% 7/15/27	919,000	1,150,983
8.88% 7/15/30	1,069,000	1,452,162
Ovintiv 8.13% 9/15/30	290,000	398,970
PBF Holding
6.00% 2/15/28	685,000	437,146
9.25% 5/15/25	599,000	567,552
Precision Drilling
6.88% 1/15/29	122,000	127,422
7.13% 1/15/26	789,000	810,697
Range Resources
5.00% 3/15/23	72,000	74,700
8.25% 1/15/29	392,000	441,020
9.25% 2/1/26	1,870,000	2,038,393
Rockcliff Energy II 5.50% 10/15/29	382,000	387,730
SM Energy
6.50% 7/15/28	242,000	250,547
6.63% 1/15/27	616,000	631,665
6.75% 9/15/26	379,000	387,069
Southwestern Energy
5.38% 3/15/30	1,088,000	1,174,197
8.38% 9/15/28	1,400,000	1,585,822

LVIP JPMorgan High Yield Fund–8

LVIP JPMorgan High Yield Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Oil & Gas (continued)
Sunoco 4.50% 5/15/29	474,000	$ 480,764
Transocean 11.50% 1/30/27	1,073,000	1,105,190
Transocean Pontus 6.13% 8/1/25	1,331,960	1,331,960
Vine Energy Holdings 6.75% 4/15/29	1,320,000	1,424,782
		43,320,690
Oil & Gas Services–0.17%
Archrock Partners
6.25% 4/1/28	429,000	443,683
6.88% 4/1/27	192,000	201,600
Oceaneering International 6.00% 2/1/28	550,000	558,569
@Telford Offshore 12.00% 12/31/99	640,984	22,434
Transocean Proteus 6.25% 12/1/24	254,100	254,100
		1,480,386
Packaging & Containers–2.00%
Ardagh Packaging Finance / Ardagh Holdings
4.13% 8/15/26	364,000	377,832
5.25% 8/15/27	1,618,000	1,647,132
5.25% 8/15/27	1,121,000	1,141,184
Berry Global 4.88% 7/15/26	750,000	787,537
GPC Merger Sub 7.13% 8/15/28	268,000	284,542
Greif 6.50% 3/1/27	697,000	728,442
LABL 6.75% 7/15/26	2,508,000	2,633,400
Mauser Packaging Solutions Holding
5.50% 4/15/24	3,109,000	3,136,204
7.25% 4/15/25	1,695,000	1,684,669
Owens-Brockway Glass Container
6.38% 8/15/25	460,000	509,450
6.63% 5/13/27	949,000	1,017,067
Pactiv Evergreen Group Issuer 4.00% 10/15/27	1,653,000	1,636,470
TriMas 4.13% 4/15/29	852,000	871,170
Trivium Packaging Finance
5.50% 8/15/26	488,000	511,087
8.50% 8/15/27	445,000	477,819
		17,444,005
Pharmaceuticals–3.70%
AdaptHealth 4.63% 8/1/29	330,000	329,753
Bausch Health
5.00% 1/30/28	411,000	389,924
5.00% 2/15/29	916,000	853,025
5.25% 1/30/30	720,000	671,400
5.25% 2/15/31	670,000	616,139
5.50% 11/1/25	3,017,000	3,062,255
5.75% 8/15/27	453,000	474,517
6.13% 4/15/25	1,986,000	2,027,011
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pharmaceuticals (continued)
Bausch Health (continued)
6.25% 2/15/29	140,000	$ 138,533
7.00% 1/15/28	715,000	732,660
7.25% 5/30/29	787,000	806,557
9.00% 12/15/25	2,609,000	2,753,734
Bausch Health Americas
8.50% 1/31/27	3,758,000	4,003,022
9.25% 4/1/26	3,137,000	3,350,238
Bausch Health Companies 4.88% 6/1/28	1,195,000	1,238,319
Endo Dac
5.88% 10/15/24	580,000	569,125
6.00% 6/30/28	1,085,000	775,775
9.50% 7/31/27	803,000	804,783
Endo Luxembourg Finance I Sarl 6.13% 4/1/29	470,000	470,000
Jazz Securities 4.38% 1/15/29	918,000	951,323
‡Mallinckrodt International Finance
5.50% 4/15/25	870,000	437,175
5.63% 10/15/23	500,000	253,145
5.75% 8/1/22	470,000	232,175
Organon & Co.
4.13% 4/30/28	2,178,000	2,221,560
5.13% 4/30/31	1,151,000	1,208,953
Owens & Minor 4.50% 3/31/29	1,162,000	1,173,620
Par Pharmaceutical 7.50% 4/1/27	818,000	833,337
Prestige Brands 5.13% 1/15/28	820,000	855,239
		32,233,297
Pipelines–4.68%
Antero Midstream Partners
5.38% 6/15/29	242,000	249,260
5.75% 3/1/27	435,000	449,377
5.75% 1/15/28	1,447,000	1,499,454
7.88% 5/15/26	892,000	975,357
Blue Racer Midstream 7.63% 12/15/25	781,000	844,456
Buckeye Partners
3.95% 12/1/26	185,000	188,700
4.13% 3/1/25	720,000	746,107
4.13% 12/1/27	190,000	193,800
4.50% 3/1/28	720,000	730,800
Cheniere Energy 4.63% 10/15/28	1,635,000	1,722,881
Cheniere Energy Partners
3.25% 1/31/32	523,000	524,726
4.50% 10/1/29	25,000	26,578
Chesapeake Energy 4.00% 3/1/31	608,000	636,698
CNX Midstream Partners 4.75% 4/15/30	206,000	209,188

LVIP JPMorgan High Yield Fund–9

LVIP JPMorgan High Yield Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pipelines (continued)
Crestwood Midstream Partners 5.75% 4/1/25	1,380,000	$ 1,409,325
DCP Midstream Operating
3.88% 3/15/23	1,082,000	1,107,503
4.95% 4/1/22	270,000	271,350
5.38% 7/15/25	355,000	392,275
5.63% 7/15/27	535,000	608,562
6.75% 9/15/37	735,000	948,150
DT Midstream
4.13% 6/15/29	793,000	804,150
4.38% 6/15/31	395,000	406,850
EnLink Midstream Partners
4.15% 6/1/25	656,000	676,028
4.40% 4/1/24	522,000	542,577
4.85% 7/15/26	312,000	327,506
μ6.00% 12/15/22	1,120,000	858,312
EQM Midstream Partners
4.13% 12/1/26	352,000	361,574
4.50% 1/15/29	764,000	792,650
4.75% 7/15/23	43,000	44,905
4.75% 1/15/31	959,000	997,379
5.50% 7/15/28	275,000	302,121
6.00% 7/1/25	1,007,000	1,103,873
6.50% 7/1/27	465,000	523,009
Genesis Energy
6.25% 5/15/26	914,000	897,429
6.50% 10/1/25	80,000	79,600
7.75% 2/1/28	796,000	795,252
8.00% 1/15/27	27,000	27,338
Hess Midstream Operations
4.25% 2/15/30	697,000	704,841
5.13% 6/15/28	185,000	193,242
5.63% 2/15/26	970,000	1,006,375
Holly Energy Partners 5.00% 2/1/28	635,000	643,890
NGL Energy Operating 7.50% 2/1/26	679,000	691,731
NuStar Logistics
5.63% 4/28/27	925,000	985,125
5.75% 10/1/25	429,000	462,248
6.00% 6/1/26	385,000	415,800
6.38% 10/1/30	429,000	471,900
Oasis Midstream Partners 8.00% 4/1/29	1,193,000	1,240,720
μPlains All American Pipeline 6.13% 11/15/22	75,000	67,875
Tallgrass Energy Partners
5.50% 1/15/28	55,000	56,306
6.00% 3/1/27	575,000	601,795
6.00% 12/31/30	467,000	478,441
6.00% 9/1/31	1,043,000	1,048,215
7.50% 10/1/25	1,985,000	2,148,762
Targa Resources Partners
4.00% 1/15/32	1,369,000	1,414,793
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pipelines (continued)
Targa Resources Partners (continued)
4.88% 2/1/31	1,072,000	$ 1,156,420
5.00% 1/15/28	100,000	105,000
5.38% 2/1/27	344,000	356,453
5.88% 4/15/26	1,010,000	1,054,819
6.50% 7/15/27	1,174,000	1,265,842
6.88% 1/15/29	252,000	282,360
Western Midstream Operating
4.50% 3/1/28	123,000	131,918
4.65% 7/1/26	535,000	578,661
		40,838,632
Real Estate–0.08%
Kennedy-Wilson
4.75% 3/1/29	345,000	351,038
5.00% 3/1/31	346,000	353,785
		704,823
Real Estate Investment Trusts–2.00%
Iron Mountain
4.50% 2/15/31	844,000	856,069
5.25% 3/15/28	1,649,000	1,723,205
MGM Growth Properties Operating Partnership
3.88% 2/15/29	790,000	841,350
4.50% 9/1/26	260,000	282,750
4.63% 6/15/25	852,000	918,030
5.75% 2/1/27	1,794,000	2,063,100
RHP Hotel Properties
4.50% 2/15/29	1,248,000	1,250,521
4.75% 10/15/27	2,063,000	2,135,143
SBA Communications
3.13% 2/1/29	952,000	919,870
3.88% 2/15/27	342,000	354,398
VICI Properties
3.50% 2/15/25	81,000	82,620
3.75% 2/15/27	470,000	486,450
4.13% 8/15/30	350,000	371,000
4.25% 12/1/26	2,874,000	3,001,404
4.63% 12/1/29	1,996,000	2,145,700
		17,431,610
Retail–2.51%
1011778 BC / New Red Finance 4.00% 10/15/30	640,000	633,600
1011778 BC ULC / New Red Finance
3.50% 2/15/29	320,000	316,800
3.88% 1/15/28	830,000	838,175
Asbury Automotive Group
4.50% 3/1/28	172,000	176,515
4.75% 3/1/30	161,000	168,044
Bath & Body Works
6.75% 7/1/36	190,000	235,600
6.88% 11/1/35	155,000	194,525
9.38% 7/1/25	60,000	76,124

LVIP JPMorgan High Yield Fund–10

LVIP JPMorgan High Yield Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Retail (continued)
Gap
3.63% 10/1/29	305,000	$ 305,763
3.88% 10/1/31	243,000	243,000
Hertz
5.50% 10/15/24	656,000	13,120
6.00% 1/15/28	2,613,000	156,780
7.13% 8/1/26	805,000	48,300
IRB Holding 7.00% 6/15/25	415,000	440,616
Lithia Motors 4.38% 1/15/31	681,000	726,967
Murphy Oil 3.75% 2/15/31	252,000	253,575
NMG Holding 7.13% 4/1/26	1,975,000	2,095,969
PetSmart
4.75% 2/15/28	836,000	858,990
7.75% 2/15/29	616,000	672,210
Rite Aid
7.50% 7/1/25	823,000	822,811
8.00% 11/15/26	2,702,000	2,722,400
SRS Distribution
4.63% 7/1/28	856,000	873,291
6.13% 7/1/29	490,000	504,700
Staples
7.50% 4/15/26	2,528,000	2,563,961
10.75% 4/15/27	1,893,000	1,843,309
Suburban Propane Partners 5.00% 6/1/31	444,000	460,650
Superior Plus 4.50% 3/15/29	369,000	380,992
White Cap Buyer 6.88% 10/15/28	369,000	389,295
Yum! Brands
3.63% 3/15/31	784,000	788,187
4.63% 1/31/32	825,000	880,687
4.75% 1/15/30	758,000	821,536
7.75% 4/1/25	380,000	406,305
		21,912,797
Semiconductors–0.73%
AMS 7.00% 7/31/25	390,000	418,275
Entegris
3.63% 5/1/29	576,000	587,599
4.38% 4/15/28	2,300,000	2,409,250
Microchip Technology 4.25% 9/1/25	439,000	459,076
ON Semiconductor 3.88% 9/1/28	2,040,000	2,106,300
Synaptics 4.00% 6/15/29	366,000	374,444
		6,354,944
Software–1.07%
Black Knight InfoServ 3.63% 9/1/28	744,000	747,720
CDK Global 5.25% 5/15/29	1,515,000	1,636,397
Clarivate Science Holdings
3.88% 7/1/28	634,000	634,000
4.88% 7/1/29	714,000	715,392
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Software (continued)
MSCI 3.63% 9/1/30	135,000	$ 139,556
Nuance Communications 5.63% 12/15/26	1,505,000	1,557,675
SS&C Technologies 5.50% 9/30/27	2,235,000	2,360,009
Twilio
3.63% 3/15/29	360,000	368,280
3.88% 3/15/31	360,000	368,572
ZoomInfo Technologies 3.88% 2/1/29	788,000	784,060
		9,311,661
Telecommunications–9.10%
Altice France
5.13% 7/15/29	1,570,000	1,539,346
5.50% 10/15/29	971,000	961,176
7.38% 5/1/26	1,458,000	1,512,821
8.13% 2/1/27	2,270,000	2,442,520
Altice France Holding
6.00% 2/15/28	380,000	364,981
10.50% 5/15/27	1,794,000	1,961,918
CenturyLink
4.00% 2/15/27	1,195,000	1,221,051
4.50% 1/15/29	390,000	377,902
6.88% 1/15/28	450,000	510,188
7.50% 4/1/24	667,000	738,702
Cincinnati Bell
7.00% 7/15/24	1,077,000	1,096,095
8.00% 10/15/25	747,000	778,523
CommScope
4.75% 9/1/29	1,177,000	1,175,529
6.00% 3/1/26	2,946,000	3,058,920
8.25% 3/1/27	2,944,000	3,081,558
CommScope Technologies
5.00% 3/15/27	485,000	461,313
6.00% 6/15/25	86,000	87,075
Embarq 8.00% 6/1/36	2,360,000	2,530,840
Frontier Communications
5.00% 5/1/28	2,407,000	2,527,350
5.88% 10/15/27	720,000	765,000
Frontier Communications Holdings 5.88% 11/1/29	172,507	174,607
Hughes Satellite Systems 6.63% 8/1/26	679,000	772,042
‡Intelsat Jackson Holdings
5.50% 8/1/23	3,134,000	1,747,205
8.00% 2/15/24	2,226,000	2,284,432
8.50% 10/15/24	3,737,000	2,130,090
9.75% 7/15/25	1,050,000	569,625
Level 3 Financing
3.63% 1/15/29	552,000	534,750
4.63% 9/15/27	346,000	355,965
5.25% 3/15/26	1,293,000	1,334,376
5.38% 5/1/25	2,627,000	2,683,645

LVIP JPMorgan High Yield Fund–11

LVIP JPMorgan High Yield Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Telecommunications (continued)
Lumen Technologies
5.13% 12/15/26	2,264,000	$ 2,348,900
5.38% 6/15/29	1,020,000	1,040,767
5.63% 4/1/25	630,000	685,125
Plantronics 4.75% 3/1/29	744,000	696,630
Qwest 7.25% 9/15/25	210,000	250,110
Sprint
7.13% 6/15/24	4,648,000	5,290,354
7.63% 2/15/25	1,829,000	2,138,064
7.63% 3/1/26	4,933,000	5,977,439
7.88% 9/15/23	3,985,000	4,452,640
Sprint Capital
6.88% 11/15/28	313,000	400,640
8.75% 3/15/32	5,348,000	7,989,163
Switch
3.75% 9/15/28	428,000	434,420
4.13% 6/15/29	341,000	349,951
Telecom Italia Capital
6.00% 9/30/34	325,000	364,813
6.38% 11/15/33	878,000	1,021,729
T-Mobile USA
2.25% 2/15/26	436,000	440,905
4.75% 2/1/28	3,151,000	3,347,937
United States Cellular 6.70% 12/15/33	1,063,000	1,317,503
Zayo Group Holdings 4.00% 3/1/27	985,000	980,302
		79,306,937
Toys Games Hobbies–0.21%
Mattel
3.38% 4/1/26	300,000	309,330
3.75% 4/1/29	546,000	569,205
5.88% 12/15/27	845,000	915,769
		1,794,304
Transportation–0.00%
First Student Bidco 4.00% 7/31/29	12,000	11,835
		11,835
Total Corporate Bonds (Cost $721,671,009)		747,082,580
LOAN AGREEMENTS–4.86%
•ACProducts 4.75% (LIBOR03M + 4.25%) 5/17/28	1,281,788	1,278,814
•Adient US 3.58% (LIBOR01M + 3.50%) 4/8/28	1,097,250	1,096,789
•American Axle and Manufacturing Tranche B 1st Lien 3.00% (LIBOR01M + 2.25%) 4/6/24	169,110	168,570
	Principal Amount°	Value (U.S. $)
LOAN AGREEMENTS (continued)
•Ascend Learning 4.75% (LIBOR01M + 3.75%) 7/12/24	316,008	$ 316,166
•Bausch Health Companies 3.08% (LIBOR01M + 3.00%) 6/2/25	2,095,454	2,092,311
•BWAY Holding Company 3.33% (LIBOR01M + 3.25%) 4/3/24	386,307	378,036
•CCI Buyer 4.75% (LIBOR03M + 4.00%) 12/17/27	605,779	607,420
•Claire's Stores 6.58% (LIBOR01M + 6.50%) 12/18/26	1,177,090	1,155,655
•CSC Holdings Tranche B 1st Lien 2.33% (LIBOR01M + 2.25%) 1/15/26	360,750	355,339
DexKo Global 4.25% (LIBOR01M + 3.75%) 1/7/22	1,356,250	1,354,555
•Directv Financing 5.75% (LIBOR03M + 5.00%) 7/22/27	1,816,667	1,817,230
•Ensemble 3.88% (LIBOR03M + 3.75%) 8/3/26	139,258	139,482
•Envision Healthcare Corporation 3.83% (LIBOR01M + 3.75%) 10/10/25	622,005	552,029
=•FGI Operating Company 1st Lien 10.13% (LIBOR03M + 10.00%) 5/16/22	82,371	8,978
•First Student Bidco
3.50% (LIBOR02M + 3.00%) 7/21/28	955,128	949,397
3.50% (LIBOR03M + 3.00%) 7/21/28	352,564	350,449
•Getty Images 4.63% (LIBOR01M + 4.50%) 2/19/26	2,743	2,739
•Graham Packaging Company 3.75% (LIBOR01M + 3.00%) 8/4/27	1,099,532	1,098,312
•Greeneden U.S. Holdings II 4.75% (LIBOR01M + 4.00%) 12/1/27	998,186	1,001,220
•iHeartCommunications 3.08% (LIBOR01M + 3.00%) 5/1/26	1,343,952	1,333,591
•Informatica 3.33% (LIBOR01M + 3.25%) 2/25/27	302,395	301,261
•IRB Holding Corp 4.25% (LIBOR03M + 3.25%) 12/15/27	831,219	832,258
•Madison IAQ 3.75% (LIBOR03M + 3.25%) 6/21/28	979,000	977,365

LVIP JPMorgan High Yield Fund–12

LVIP JPMorgan High Yield Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
LOAN AGREEMENTS (continued)
•Meredith Corporation
2.58% (LIBOR01M + 2.50%) 1/31/25	657,710	$ 656,020
5.25% (LIBOR03M + 4.25%) 1/31/25	997,375	1,017,322
Moran Foods
=✠^0.00% 4/1/23	199,821	199,821
•8.00% (LIBOR01M + 7.00%) 4/1/24	1,264,296	1,276,939
•11.75% (LIBOR01M + 10.75%) 10/1/24	848,155	733,654
^Parexel International Corporation 0.00% 8/11/28	988,000	988,158
•Park River Holdings 4.00% (LIBOR03M + 3.25%) 12/28/27	466,830	464,790
•Petco Health and Wellness Company 4.00% (LIBOR03M + 3.25%) 3/3/28	1,403,150	1,402,644
•Revlon Consumer Products Corporation Tranche B 1st Lien 4.25% (LIBOR03M + 3.50%) 9/7/23	1,404,000	870,480
Reynolds Group Holdings 4.00% (LIBOR03M + 3.50%) 9/20/28	436,875	436,220
•Sabre GLBL
4.00% (LIBOR01M + 3.50%) 12/17/27	453,589	450,895
4.00% (LIBOR01M + 3.50%) 12/17/27	284,554	282,864
•Scientific Games International 2.83% (LIBOR01M + 2.75%) 8/14/24	1,986,390	1,976,717
•Serta Simmons Bedding 8.50% (LIBOR01M + 7.50%) 8/10/23	1,427,983	1,355,113
Shutterfly 5.75% (LIBOR03M + 5.00%) 9/25/26	591,991	592,139
^Solenis Holdings 0.00% 9/21/28	618,000	617,098
•SP PF Buyer 4.58% (LIBOR01M + 4.50%) 12/22/25	2,129,424	2,090,562
•Spirit Aerosystems 6.00% (LIBOR01M + 5.25%) 1/15/25	434,715	435,984
•Steinway Musical Instruments 4.75% (LIBOR01M + 3.75%) 2/14/25	197,094	194,630
•Summer (BC) Holdco B 5.25% (LIBOR03M + 4.50%) 12/4/26	348,571	348,355
	Principal Amount°	Value (U.S. $)
LOAN AGREEMENTS (continued)
•Titan Acquisition Limited 3.17% (LIBOR03M + 3.00%) 3/28/25	297,263	$ 291,657
•Triton Water Holdings 4.00% (LIBOR03M + 3.50%) 3/31/28	998,684	996,817
•Truck Hero 4.00% (LIBOR01M + 3.25%) 1/31/28	224,472	223,864
•U.S. Renal Care 5.08% (LIBOR01M + 5.00%) 6/26/26	1,503,158	1,499,866
•UFC Holdings 3.50% (LIBOR06M + 2.75%) 4/29/26	908,655	906,129
•Vertical Midco GmbH 4.40% (LIBOR06M + 4.25%) 7/30/27	870,935	872,146
•Vertiv Group Corporation 2.83% (LIBOR01M + 2.75%) 3/2/27	469,074	465,946
•White Cap Buyer 4.50% (LIBOR01M + 4.00%) 10/19/27	1,557,232	1,560,767
•Zayo Group Holdings 3.08% (LIBOR01M + 3.00%) 3/9/27	970,961	961,901
Total Loan Agreements (Cost $42,501,269)		42,337,464

	Number of Shares
COMMON STOCK–2.02%
Chesapeake Energy	1,926	118,622
=†πClaire's Stores	1,493	317,262
†Clear Channel Outdoor Holdings	169,362	458,971
†EP Energy	31,130	2,879,525
†Frontier Communications Parent	56,214	1,566,684
=†Goodman Networks	22,179	0
†Gulfport Energy	27,103	2,228,138
†iHeartMedia Class A	32,090	802,892
=Moran Foods	53,726	241,770
=MYT Holding	502,370	2,700,239
†Neiman Marcus Group	483	66,412
†Neiman Marcus Group	5,708	784,850
Oasis Petroleum	29,238	2,906,842
=Telford Offshore	26,723	0
Vistra	61,362	1,049,290
†Whiting Petroleum	25,122	1,467,376
Total Common Stock (Cost $14,743,855)		17,588,873
PREFERRED STOCKS–0.46%
=†πClaire's Stores 0.00%	1,063	2,524,625
=Goodman Networks 0.00%	26,388	264

LVIP JPMorgan High Yield Fund–13

LVIP JPMorgan High Yield Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
PREFERRED STOCKS (continued)
=@Gulfport Energy Operating 10.00%	69	$ 405,178
=MYT Holding 10.00% 6/6/29	1,067,993	1,096,295
Total Preferred Stocks (Cost $1,339,214)		4,026,362
RIGHTS–0.03%
=†Vistra Energy CVR	189,643	256,018
Total Rights (Cost $0)		256,018
WARRANTS–0.10%
†Chesapeake Energy exp 2/09/26 exercise price $27.63	5,888	213,205
†Chesapeake Energy exp 2/09/26 exercise price $32.13	6,543	208,526
†Chesapeake Energy exp 2/09/26 exercise price $36.18	3,635	106,287
	Number of Shares	Value (U.S. $)
WARRANTS (continued)
=†Neiman Marcus Group exp 9/24/27 exercise price $1.00	13,698	$ 257,865
=†Windstream Service exp 10/31/25 exercise price $1.00	1,567	31,559
Total Warrants (Cost $1,624,264)		817,442
MONEY MARKET FUND–6.80%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 0.03%)	59,310,842	59,310,842
Total Money Market Fund (Cost $59,310,842)		59,310,842

TOTAL INVESTMENTS–100.14% (Cost $842,613,163)	873,116,553

LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.14%)	(1,177,622)
NET ASSETS APPLICABLE TO 77,749,422 SHARES OUTSTANDING–100.00%	$871,938,931

° Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
μ Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at September 30, 2021. Rate will reset at a future date.
• Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at September 30, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.
= The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 2 in "Notes."
@ PIK. 100% of the income received was in the form of additional par.
‡ Non-income producing security. Security is currently in default. No interest income is being accrued during the bankruptcy proceedings.
✠ All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding.
^ Zero coupon security. The rate shown is the yield at the time of purchase.
† Non-income producing.
π Restricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At September 30, 2021, the aggregate value of restricted securities was $2,841,887, which represented 0.33% of the Fund’s net assets. The Fund has various registration rights (exercisable under a variety of circumstances) with respect to these securities.

LVIP JPMorgan High Yield Fund–14

LVIP JPMorgan High Yield Fund
Schedule of Investments (continued)
Restricted Securities
Investment	Date of Acquisition	Cost	Value
Claire's Stores	2/24/2021	$391,996	$2,524,625
Claire's Stores	2/24/2021	1,267,517	317,262
Total		$1,659,513	$2,841,887

Summary of Abbreviations:
CVR–Contingent Value Rights
LIBOR01M–Intercontinental Exchange London Interbank Offered Rate USD 1 Month
LIBOR02M–Intercontinental Exchange London Interbank Offered Rate USD 2 Month
LIBOR03M–Intercontinental Exchange London Interbank Offered Rate USD 3 Month
LIBOR06M–Intercontinental Exchange London Interbank Offered Rate USD 6 Month
MSCI–Morgan Stanley Capital International
RBS–Royal Bank of Scotland
See accompanying notes.
LVIP JPMorgan High Yield Fund–15

LVIP JPMorgan High Yield Fund
Notes
September 30, 2021 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP JPMorgan High Yield Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Open-end investment companies are valued at their published net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Valuations for fixed income securities, including short-term debt securities, utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations.   Restricted securities are valued at fair value by the Fund's Fair Valuation Committee, using methods approved by the Board, taking into account a review of information, assumptions and sub-adviser recommendations, as applicable.
 Other debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities.
Unfunded Loan Commitments–Investments in loans may include unfunded loan commitments, which are contractual obligations for funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Fund to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the committed amount may not be utilized by the borrower. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the agent selling the loan agreement and only upon receipt of payments by the agent from the borrower. The Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan. In certain circumstances, the Fund may receive a penalty fee upon the prepayment of a loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statement of Operations. Unfunded loan commitments are reflected as a liability on the Schedule of Investments.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
LVIP JPMorgan High Yield Fund–16

LVIP JPMorgan High Yield Fund
Notes (continued)
 2. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of September 30, 2021:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Convertible Bonds	$—	$1,696,972	$—	$1,696,972
Corporate Bonds
Advertising	—	5,534,290	—	5,534,290
Aerospace & Defense	—	9,296,655	—	9,296,655
Airlines	—	8,354,384	—	8,354,384
Apparel	—	710,105	—	710,105
Auto Manufacturers	—	21,534,351	—	21,534,351
Auto Parts & Equipment	—	23,152,944	—	23,152,944
Banks	—	6,424,531	—	6,424,531
Beverages	—	1,611,773	—	1,611,773
Biotechnology	—	1,261,678	—	1,261,678
Building Materials	—	9,673,202	—	9,673,202
Chemicals	—	21,179,302	—	21,179,302
Commercial Services	—	30,301,550	—	30,301,550
Computers	—	12,764,209	—	12,764,209
Cosmetics & Personal Care	—	2,559,849	—	2,559,849
Distribution/Wholesale	—	3,779,692	—	3,779,692
Diversified Financial Services	—	14,297,388	—	14,297,388
Electric	—	9,187,123	9,383	9,196,506
Electrical Components & Equipment	—	5,899,025	—	5,899,025
Electronics	—	6,459,198	—	6,459,198
Engineering & Construction	—	3,710,675	—	3,710,675
Entertainment	—	25,737,255	—	25,737,255
Environmental Control	—	6,508,725	—	6,508,725
Food	—	18,448,438	—	18,448,438
Food Service	—	942,218	—	942,218
Gas	—	1,902,471	—	1,902,471
Health Care Products	—	7,607,184	—	7,607,184
Health Care Services	—	64,821,249	—	64,821,249
Home Furnishings	—	2,005,201	—	2,005,201
Household Products Wares	—	7,314,080	—	7,314,080
Housewares	—	6,348,932	—	6,348,932
Internet	—	12,599,305	—	12,599,305
Iron & Steel	—	5,040,867	—	5,040,867
Leisure Time	—	6,372,655	—	6,372,655
Lodging	—	12,974,158	—	12,974,158
Machinery Construction & Mining	—	2,274,010	—	2,274,010
Machinery Diversified	—	1,381,102	—	1,381,102
Media	—	83,686,533	—	83,686,533
Metal Fabricate & Hardware	—	847,895	—	847,895
Mining	—	8,398,580	—	8,398,580
Office Business Equipment	—	2,024,494	—	2,024,494
Oil & Gas	—	43,320,690	—	43,320,690
Oil & Gas Services	—	1,480,386	—	1,480,386
Packaging & Containers	—	17,444,005	—	17,444,005
Pharmaceuticals	—	32,233,297	—	32,233,297
Pipelines	—	40,838,632	—	40,838,632
Real Estate	—	704,823	—	704,823
Real Estate Investment Trusts	—	17,431,610	—	17,431,610
Retail	—	21,912,797	—	21,912,797
Semiconductors	—	6,354,944	—	6,354,944
Software	—	9,311,661	—	9,311,661
Telecommunications	—	79,306,937	—	79,306,937
Toys Games Hobbies	—	1,794,304	—	1,794,304
Transportation	—	11,835	—	11,835
Loan Agreements	—	42,128,665	208,799	42,337,464
Common Stock	14,263,190	66,412	3,259,271	17,588,873
LVIP JPMorgan High Yield Fund–17

LVIP JPMorgan High Yield Fund
Notes (continued)
 2. Investments (continued)
	Level 1	Level 2	Level 3	Total
Investments:
Preferred Stocks	$—	$—	$4,026,362	$4,026,362
Rights	—	—	256,018	256,018
Warrants	528,018	—	289,424	817,442
Money Market Fund	59,310,842	—	—	59,310,842
Total Investments	$74,102,050	$790,965,246	$8,049,257	$873,116,553
During the period ended September 30, 2021, there were no material transfers to or from Level 3 investments.
LVIP JPMorgan High Yield Fund–18